                            Prudential Mutual Funds
                       Supplement dated October 21, 1998

New Pricing Structure for Class C shares

    Effective on November 2, 1998, Class C shares of the Prudential Mutual Funds will be sold with a 1% initial sales charge and will be subject to a contingent deferred sales charge of 1% of the lesser of the amount invested or the redemption proceeds if redeemed within 18 months of purchase. In connection with the sale of Class C shares, the Distributor will pay dealers, financial advisers and other persons who sell Class C shares a sales commission of up to 2% of the purchase price at the time of sale.

    Class C shares issued before November 2, 1998 will not be affected by the new pricing structure described above and will continue to be subject to a contingent deferred sales charge of 1% on redemptions within one year of purchase.

Waiver of Initial Sales Charge--Class A Shares

    The paragraph under 'Alternative Purchase Plan--Class A Shares--Reduction and Waiver of Initial Sales Charges--Benefit Plans' is amended to read in its entirety as follows:

    Benefit Plans. Class A shares may be purchased at NAV, without payment of an initial sales charge, by pension, profit-sharing or other employee benefit plans qualified under Section 401 of the Internal Revenue Code, deferred compensation and annuity plans under Sections 457 and 403 (b)(7) of the Internal Revenue Code and non-qualified deferred compensation plans that are sponsored by any employer that has a tax qualified benefit plan with Prudential (collectively, Benefit Plans), provided that the Benefit Plan has existing assets of at least $1 million invested in shares of Prudential Mutual Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) or 250 eligible employees or participants. In the case of Benefit Plans whose accounts are held directly with the Transfer Agent or Prudential Securities and for which the Transfer Agent or Prudential Securities does individual account recordkeeping (Direct Account Benefit Plans) and Benefit Plans sponsored by Prudential, Prudential Securities or its subsidiaries (Prudential Securities or Subsidiary Prototype Benefit Plans), Class A shares may be purchased at NAV by participants who are repaying loans made from such plans to the participant. Waiver of Initial Sales Charge--Class C Shares

    Benefit Plans. Class C shares may be purchased at NAV, without payment of an initial sales charge, by Benefit Plans (as defined above). In the case of Benefit Plans whose accounts are held directly with the Transfer Agent or Prudential Securities and for which the Transfer Agent or Prudential Securities does individual account recordkeeping (Direct Account Benefit Plans) and Benefit Plans sponsored by Prudential, Prudential Securities or its subsidiaries (Prudential Securities or Subsidiary Prototype Benefit Plans), Class C shares may be purchased at NAV by participants who are repaying the loans made from such plans to the participant.

    Prudential Retirement Plans. The initial sales charge will be waived with respect to purchases of Class C shares by qualified and non-qualified retirement and deferred compensation plans participating in the PruArray Plan and other plans for which Prudential provides administrative or recordkeeping services.

    Investments of Redemption Proceeds from Other Investment Companies. Investors may purchase Class C shares at NAV, without the initial sales charge, with the proceeds from the redemption of shares of any unaffiliated registered investment company which were not held through an account with any Prudential affiliate. Such purchases must be made within 60 days of the redemption. Investors eligible for this waiver include: (i) investors purchasing shares through an account at Prudential Securities Incorporated; (ii) investors purchasing shares through an ADVANTAGE Account or an Investor Account with Pruco Securities Corporation; and (iii) investors purchasing shares through other Dealers. This waiver is not available to investors who purchase shares directly from the Transfer Agent. You must notify the Transfer Agent directly or through your Dealer if you are entitled to this waiver and provide the Transfer Agent with such supporting documents as it may deem appropriate.

Waiver of Class C Contingent Deferred Sales Charges

    Prudential Retirement Plans. The CDSC will be waived on redemptions from qualified and non-qualified retirement and deferred compensation plans that participate in the PruArray Program and other plans for which Prudential provides administrative or recordkeeping services. The CDSC will also be waived on redemptions from Benefit Plans sponsored by Prudential and its affiliates to the extent that the redemption proceeds are invested in The Guaranteed Investment Account, a group annuity insurance product issued by Prudential, the Guaranteed Insulated Separate Account, a separate account offered by Prudential, and units of The Stable Value Fund, an unaffiliated bank collective fund.

    Other Benefit Plans. The CDSC will be waived on redemptions from Benefit Plans holding shares through a Dealer not affiliated with Prudential and for whom the Dealer provides administrative or recordkeeping services.

Minimum Initial Investment for Class C Shares

    The minimum initial investment for Class C shares has been lowered to $2,500. The minimum initial investment for purchases made through the Automatic Investment Plan is $50.

Expense Table--Example
    The following replaces the information on Class C shares under 'Fund Expenses--Example':

Example

    You would pay the following expenses on a $1,000 investment in Class C shares, assuming (1) 5% annual return and (2) redemption at the end of each time period or (3) no redemption at the end of each time period:

Fund                                                           1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------  ------   -------   -------   --------
Global Utility Fund, Inc. (Redemption)                          $ 40      $71      $ 115      $236
Global Utility Fund, Inc. (No Redemption)                         30       71        115       236
Nicholas-Applegate Growth Equity Fund (Redemption)                42       78        126       260
Nicholas-Applegate Growth Equity Fund (No Redemption)             32       78        126       260
Prudential Active Balanced Fund (Redemption)                      40       73        118       243
Prudential Active Balanced Fund (No Redemption)                   30       73        118       243
Prudential Balanced Fund (Redemption)                             39       70        113       232
Prudential Balanced Fund (No Redemption)                          29       70        113       232
Prudential California Series (Redemption)                         35       56         89       183
Prudential California Series (No Redemption)                      25       56         89       183
Prudential California Income Series (Redemption)                  34       55         87       180
Prudential California Income Series (No Redemption)               24       55         87       180
Prudential Developing Markets Equity Fund (Redemption)            48       94        154       315
Prudential Developing Markets Equity Fund (No Redemption)         38       94        154       315
Prudential Global Series (Redemption)                             41       76        124       255

Fund                                                           1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------  ------   -------   -------   --------
Prudential Global Series (No Redemption)                        $ 31      $76      $ 124      $255
Prudential Latin America Equity Fund (Redemption)                 48       94        154       315
Prudential Latin America Equity Fund (No Redemption)              38       94        154       315
Prudential Distressed Securities Fund, Inc. (Redemption)          40       72        117       240
Prudential Distressed Securities Fund, Inc. (No Redemption)       30       72        117       240
Prudential Diversified Bond Fund, Inc. (Redemption)               34       54         87       178
Prudential Diversified Bond Fund, Inc. (No Redemption)            24       54         87       178
Prudential Emerging Growth Fund, Inc. (Redemption)                42       78        127       262
Prudential Emerging Growth Fund, Inc. (No Redemption)             32       78        127       262
Prudential Equity Fund, Inc. (Redemption)                         36       61         98       201
Prudential Equity Fund, Inc. (No Redemption)                      26       61         98       201
Prudential Equity Income Fund (Redemption)                        37       63        101       208
Prudential Equity Income Fund (No Redemption)                     27       63        101       208
Prudential Europe Growth Fund, Inc. (Redemption)                  41       76        124       255
Prudential Europe Growth Fund, Inc. (No Redemption)               31       76        124       255
Prudential Florida Series (Redemption)                            34       54         87       178
Prudential Florida Series (No Redemption)                         24       54         87       178
Prudential Global Genesis Fund, Inc. (Redemption)                 46       91        148       303
Prudential Global Genesis Fund, Inc. (No Redemption)              36       91        148       303
Prudential Global Limited Maturity Portfolio (Redemption)         40       71        114       235
Prudential Global Limited Maturity Portfolio (No Redemption)      30       71        114       235
Prudential Government Income Fund, Inc. (Redemption)              35       56         89       183
Prudential Government Income Fund, Inc. (No Redemption)           25       56         89       183
Prudential High Yield Fund, Inc. (Redemption)                     33       50         80       164
Prudential High Yield Fund, Inc. (No Redemption)                  23       50         80       164
Prudential High Income Series (Redemption)                        33       51         82       167
Prudential High Income Series (No Redemption)                     23       51         82       167
Prudential High Yield Total Return Fund, Inc. (Redemption)        35       57         91       187
Prudential High Yield Total Return Fund, Inc. (No Redemption)     25       57         91       187
Prudential Insured Series (Redemption)                            34       53         84       172
Prudential Insured Series (No Redemption)                         24       53         84       172
Prudential Intermediate Global Income Fund, Inc. (Redemption)     40       72        117       241
Prudential Intermediate Global Income Fund, Inc. (No
    Redemption)                                                   30       72        117       241
Prudential Intermediate Series (Redemption)                       40       72        116       238
Prudential Intermediate Series (No Redemption)                    30       72        116       238
Prudential International Bond Fund, Inc. (Redemption)             42       79        129       265
Prudential International Bond Fund, Inc. (No Redemption)          32       79        129       265
Prudential International Stock Series (Redemption)                45       87        142       291
Prudential International Stock Series (No Redemption)             35       87        142       291
Prudential Jennison Growth Fund (Redemption)                      39       67        109       224
Prudential Jennison Growth Fund (No Redemption)                   29       67        109       224
Prudential Jennison Growth & Income Fund (Redemption)             43       82        133       274
Prudential Jennison Growth & Income Fund (No Redemption)          43       82        133       274

Fund                                                           1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------  ------   -------   -------   --------
Prudential Maryland Series (Redemption)                         $ 38      $67      $ 108      $222
Prudential Maryland Series (No Redemption)                        28       67        108       222
Prudential Massachusetts Series (Redemption)                      37       63        101       209
Prudential Massachusetts Series (No Redemption)                   27       63        101       209
Prudential Michigan Series (Redemption)                           36       60         97       199
Prudential Michigan Series (No Redemption)                        26       60         97       199
Prudential Mid-Cap Value Fund (Redemption)                        42       78        127       261
Prudential Mid-Cap Value Fund (No Redemption)                     32       78        127       261
Prudential Mortgage Income Fund, Inc. (Redemption)                37       63        101       209
Prudential Mortgage Income Fund, Inc. (No Redemption)             27       63        101       209
Prudential National Municipals Fund, Inc. (Redemption)            34       53         85       174
Prudential National Municipals Fund, Inc. (No Redemption)         24       53         85       174
Prudential Natural Resources Fund, Inc. (Redemption)              43       81        132       271
Prudential Natural Resources Fund, Inc. (No Redemption)           33       81        132       271
Prudential New Jersey Series (Redemption)                         34       52         83       171
Prudential New Jersey Series (No Redemption)                      24       52         83       171
Prudential New York Series (Redemption)                           34       53         85       174
Prudential New York Series (No Redemption)                        24       53         85       174
Prudential North Carolina Series (Redemption)                     36       61         98       201
Prudential North Carolina Series (No Redemption)                  26       61         98       201
Prudential Ohio Series (Redemption)                               35       57         91       187
Prudential Ohio Series (No Redemption)                            25       57         91       187
Prudential Pacific Growth Fund, Inc. (Redemption)                 42       79        128       264
Prudential Pacific Growth Fund, Inc. (No Redemption)              32       79        128       264
Prudential Pennsylvania Series (Redemption)                       34       54         87       178
Prudential Pennsylvania Series (No Redemption)                    24       54         87       178
Prudential Real Estate Securities Fund (Redemption)               42       77        124       256
Prudential Real Estate Securities Fund (No Redemption)            32       77        124       256
Prudential Small-Cap Quantum Fund, Inc. (Redemption)              40       71        115       237
Prudential Small-Cap Quantum Fund, Inc. (No Redemption)           30       71        115       237
Prudential Small Company Value Fund, Inc. (Redemption)            40       71        115       236
Prudential Small Company Value Fund, Inc. (No Redemption)         30       71        115       236
Prudential Structured Maturity Fund, Inc. (Redemption)            36       60         96       197
Prudential Structured Maturity Fund, Inc. (No Redemption)         26       60         96       197
Prudential Utility Fund, Inc. (Redemption)                        36       59         95       195
Prudential Utility Fund, Inc. (No Redemption)                     26       59         95       195
Prudential 20/20 Focus Fund (Redemption)                          40       71        115       236
Prudential 20/20 Focus Fund (No Redemption)                       30       71        115       236
The Global Total Return Fund, Inc. (Redemption)                   40       72        116       239
The Global Total Return Fund, Inc. (No Redemption)                30       72        116       239

Shareholder Guide

    The following replaces information under 'Shareholder Guide--Alternative Purchase Plan':

    The following is provided to assist you in determining which method of purchase best suits your individual circumstances and is based on current fees and expenses being charged to the Funds.
Equity Funds

    If you intend to hold your investment in a Fund for less than 4 years and do not qualify for a reduced sales charge on Class A shares, since Class A shares are subject to an initial sales charge of 5% and Class B shares are subject to a CDSC of 5% which declines to zero over a 6-year period, you should consider purchasing Class C shares over either Class A or Class B shares.

    If you intend to hold your investment for longer than 4 years, but less than 5 years, and do not qualify for a reduced sales charge on Class A shares, you should consider purchasing Class B or Class C shares over Class A shares. This is because the sales charge plus the cumulative annual distribution-related fee on Class A shares would exceed those of the Class B and Class C shares if you redeem your investment during this time period. In addition, more of your money would be invested initially in the case of Class C shares, because of the relatively low initial sales charge, and all of your money would be invested initially in the case of Class B shares, which are sold at NAV.

    If you intend to hold your investment for longer than 5 years, you should consider purchasing Class A shares over either Class B or Class C shares. This is because the maximum sales charge plus the cumulative annual distribution-related fee on Class A shares would be less than those of the Class B and Class C shares.

    If you qualify for a reduced sales charge on Class A shares, it may be more advantageous for you to purchase Class A shares over either Class B or Class C shares regardless of how long you intend to hold your investment. However, unlike Class B shares, you would not have all of your money invested initially because the sales charge on Class A shares is deducted at the time of purchase.

    If you do not qualify for a reduced sales charge on Class A shares and you purchase Class B or Class C shares, you would have to hold your investment for more than 6 years in the case of Class B shares and for more than 5 years in the case of Class C shares for the higher cumulative annual distribution-related fee on those shares plus, in the case of Class C shares, the 1% initial sales charge to exceed the initial sales charge plus the cumulative annual distribution-related fees on Class A shares. This does not take into account the time value of money, which further reduces the impact of the higher Class B or Class C distribution-related fee on the investment, fluctuations in NAV, the effect of the return on the investment over this period of time or redemptions when the CDSC is applicable.

Tax-Exempt Bond Funds

    If you intend to hold your investment in a Fund for less than 3 years and do not qualify for a reduced sales charge on Class A shares, since Class A shares are subject to a maximum initial sales charge of 3% and Class B shares are subject to a CDSC of 5% which declines to zero over a 6 year period, you should consider purchasing Class C shares over either Class A or Class B shares.

    If you intend to hold your investment for more than 3 years, but less than 4 years, or for more than 5 years, but less than 6 years, you should consider purchasing Class A shares, because the maximum 3% initial sales charge plus the cumulative annual distribution-related fee on Class A shares would be lower than: (i) the contingent-deferred sales charge plus the cumulative annual distribution-related fee on Class B shares; and (ii) the 1% initial sales charge plus the cumulative annual distribution-related fee on Class C shares.

    If you intend to hold your investment for more than 4 years, but less than 5 years, you may consider purchasing Class A or Class B shares because: (i) the maximum 3% initial sales charge plus the cumulative annual distribution-related fee on Class A shares and (ii) the contingent-deferred sales charge plus the cumulative annual distribution-related fee on Class B shares would be lower than the 1% initial sales charge plus the cumulative annual distribution-related fee on Class C shares.

    If you intend to hold your investment for more than 6 years and do not qualify for a reduced sales charge on Class A shares, since Class B shares convert to Class A shares approximately 7 years after purchase and because all of your money would be invested initially in the case of Class B shares, you should consider purchasing Class B shares over either Class A or Class C shares.

    If you qualify for a reduced sales charge on Class A shares, it may be more advantageous for you to purchase Class A shares over either Class B or Class C shares regardless of how long you intend to hold your investment. However, unlike Class B shares, you would not have all of your money invested initially because the sales charge on Class A shares is deducted at the time of purchase.

    If you do not qualify for a reduced sales charge on Class A shares and you purchase Class C shares, you would have to hold your investment for more than 3 years for the 1% initial sales charge plus the higher cumulative annual distribution-related fee on the Class C shares to exceed the initial sales charge plus cumulative annual distribution-related fees on Class A shares. This does not take into account the time value of money, which further reduces the impact of the higher Class C distribution-related fee on the investment, fluctuations in NAV, the effect of the return on the investment over this period of time or redemptions when the CDSC is applicable.

Taxable Bond Funds (except Government Income, Structured Maturity, Global Limited Maturity and Intermediate Global Income Funds)

    If you intend to hold your investment in the Fund for less than 4 years and do not qualify for a reduced sales charge on Class A shares, since Class A shares are subject to a maximum initial sales charge of 4% and Class B shares are subject to a CDSC of 5% which declines to zero over a 6-year period, you should consider purchasing Class C shares over either Class A or Class B shares.

    If you intend to hold your investment for more than 4 years, but less than 5 years, and do not qualify for a reduced sales charge on Class A shares, the sales charges and cumulative annual distribution-related fees would be approximately the same for Class A, Class B and Class C shares. However, you should consider purchasing Class B shares over Class A shares or Class C shares because all of your money would be invested initially in the case of Class B shares.

    If you intend to hold your investment for longer than 5 years, you should consider purchasing Class A shares over either Class B or Class C shares. This is because the maximum sales charge plus the cumulative annual distribution-related fee on Class A shares would be less than those of the Class B and Class C shares.

    If you qualify for a reduced sales charge on Class A shares, it may be more advantageous for you to purchase Class A shares over either Class B or Class C shares regardless of how long you intend to hold your investment. However, unlike Class B shares, you would not have all of your money invested initially because the sales charge on Class A shares is deducted at the time of purchase.

    If you do not qualify for a reduced sales charge on Class A shares and you purchase Class B or Class C shares, you would have to hold your investment for more than 6 years in the case of Class B shares and for more than 5 years in the case of Class C shares for the higher cumulative annual distribution-related fee on those shares plus, in the case of Class C shares, the 1% initial sales charge to exceed the initial sales charge plus cumulative annual distribution-related fees on Class A shares. This does not take into account the time value of money, which further reduces the impact of the higher Class B or Class C distribution-related fee on the investment, fluctuations in NAV, the effect of the return on the investment over this period of time or redemptions when the CDSC is applicable.

Government Income Fund

    If you intend to hold your investment in the Fund for less than 4 years and do not qualify for a reduced sales charge on Class A shares, since Class A shares are subject to a maximum initial sales charge of 4% and Class B shares are subject to a CDSC of 5% which declines to zero over a 6 year period, you should consider purchasing Class C shares over either Class A or Class B shares.

    If you intend to hold your investment for more than 4 years, but less than 5 years, you may consider purchasing Class A shares or Class C shares because: (i) the maximum 4% initial sales charge plus the cumulative annual distribution-related fee on Class A shares; and (ii) the maximum 1% initial sales charge plus the cumulative annual distribution-related fee on Class C shares would be lower than the contingent-deferred sales charge plus the cumulative annual distribution-related fee on Class B shares.

    If you intend to hold your investment for longer than 5 years, you should consider purchasing Class A shares over either Class B or Class C shares. This is because the maximum sales charge plus the cumulative annual distribution-related fee on Class A shares would be less than those of the Class B and Class C shares.

    If you qualify for a reduced sales charge on Class A shares, it may be more advantageous for you to purchase Class A shares over either Class B or Class C shares regardless of how long you intend to hold your investment. However, unlike Class B shares, you would not have all of your money invested initially because the sales charge on Class A shares is deducted at the time of purchase.

    If you do not qualify for a reduced sales charge on Class A shares and you purchase Class B or Class C shares, you would have to hold your investment for more than 5 years for the higher cumulative annual distribution-related fee on those shares plus, in the case of Class C shares, the 1% initial sales charge to exceed the initial sales charge plus cumulative annual distribution-related fee on Class A shares. This does not take into account the time value of money, which further reduces the impact of the higher Class B or Class C distribution-related fee on the investment, fluctuations in NAV, the effect of the return on the investment over this period of time or redemptions when the CDSC is applicable.

Structured Maturity Fund

    If you intend to hold your investment in the Fund for less than 2 years and do not qualify for a reduced sales charge on Class A shares, since Class A shares are subject to a maximum initial sales charge of 3.25% and Class B shares are subject to a CDSC of 3% which declines to zero over a 4 year period, you should consider purchasing Class C shares over either Class A or Class B shares.

    If you intend to hold your investment for more than 2 years, but less than 3 years, you may consider purchasing Class B or Class C shares because: (i) the contingent-deferred sales load plus the cumulative annual distribution-related fee on Class B shares; and (ii) the maximum 1% initial sales charge plus the cumulative annual distribution-related fee on Class C shares would be lower than the maximum 3.25% initial sales charge plus the cumulative annual distribution-related fee on Class A shares. In addition, more of your money would be invested initially in the case of Class C shares, because of the relatively low initial sales charge, and all of your money would be invested initially in the case of Class B shares, which are sold at NAV.

    If you intend to hold your investment for more than 3 years, but less than 4 years, you may consider purchasing Class A shares because the maximum 3.25% initial sales charge plus the cumulative annual distribution-related fee on Class A shares would be lower than: (i) the contingent-deferred sales charge plus the cumulative annual distribution-related fee on Class B shares; and (ii) the maximum 1% initial sales charge plus the cumulative annual distribution-related fee on Class C shares.

    If you intend to hold your investment for more than 4 years, but less than 5 years, you may consider purchasing Class A or Class B shares because the maximum 3.25% initial sales charge plus the cumulative annual distribution-related fee on Class A shares and the cumulative annual distribution-related fee on Class B shares would be less than the maximum 1% initial sales charge plus the cumulative annual distribution-related fee on Class C shares.

    If you intend to hold your investment for longer than 5 years, you should consider purchasing Class A shares over either Class B or Class C shares. This is because the maximum sales charge plus the cumulative annual distribution-related fee on Class A shares would be less than the cumulative annual distribution-related fee on Class B shares and less than the initial sales charge plus the cumulative annual distribution-related fee on Class C shares.

    If you qualify for a reduced sales charge on Class A shares, it may be more advantageous for you to purchase Class A shares over either Class B or Class C shares regardless of how long you intend to hold your investment. However, unlike Class B shares, you would not have all of your money invested initially because the sales charge on Class A shares is deducted at the time of purchase.

    If you do not qualify for a reduced sales charge on Class A shares and you purchase Class C shares, you would have to hold your investment for more than 3 years for the higher cumulative annual distribution-related fee on the Class C shares plus the 1% initial sales charge to exceed the initial sales charge plus cumulative annual distribution-related fees on Class A shares. This does not take into account the time value of money, which further reduces the impact of the higher Class C distribution-related fee on the investment, fluctuations in NAV, the effect of the return on the investment over this period of time or redemptions when the CDSC is applicable.

Global Limited Maturity and Intermediate Global Income Funds

    If you intend to hold your investment in the Fund for less than 2 years and do not qualify for a reduced sales charge on Class A shares, since Class A shares are subject to a maximum initial sales charge of 3% and Class B shares are subject to a CDSC of 3% which declines to zero over a 4 year period, you should consider purchasing Class C shares over either Class A or Class B shares.

    If you intend to hold your investment for more than 2 years, but less than 3 years, you may consider purchasing Class B or Class C shares because: (i) the contingent-deferred sales load plus the cumulative annual distribution-related fee on Class B shares; and (ii) the maximum 1% initial sales charge plus the cumulative annual distribution-related fee on Class C shares would be lower than the maximum 3% initial sales charge plus the cumulative annual distribution-related fee on Class A shares. In addition, more of your money would be invested initially in the case of Class C shares, because of the relatively low initial sales charge, and all of your money would be invested initially in the case of Class B shares, which are sold at NAV.

    If you intend to hold your investment for more than 3 years, but less than 4 years, you may consider purchasing Class A shares because the maximum 3% initial sales charge plus the cumulative annual distribution-related fee on Class A shares would be lower than: (i) the contingent-deferred sales charge plus the cumulative annual distribution-related fee on Class B shares; and (ii) the maximum 1% initial sales charge plus the cumulative annual distribution-related fee on Class C shares.

    If you intend to hold your investment for more than 4 years, but less than 5 years, you may consider purchasing Class A or Class B shares because the maximum 3% initial sales charge plus the cumulative annual distribution-related fee on Class A shares and the cumulative annual distribution-related fee on Class B shares would be less than the maximum 1% initial sales charge plus the cumulative annual distribution-related fee on Class C shares.

    If you intend to hold your investment for longer than 5 years, you should consider purchasing Class A shares over either Class B or Class C shares. This is because the maximum sales charge plus the cumulative annual distribution-related fee on Class A shares would be less than the cumulative annual distribution-related fee on Class B shares and less than the initial sales charge plus the cumulative annual distribution-related fee on Class C shares.

    If you qualify for a reduced sales charge on Class A shares, it may be more advantageous for you to purchase Class A shares over either Class B or Class C shares regardless of how long you intend to hold your investment. However, unlike Class B shares, you would not have all of your money invested initially because the sales charge on Class A shares is deducted at the time of purchase.

    If you do not qualify for a reduced sales charge on Class A shares and you purchase Class C shares, you would have to hold your investment for more than 3 years for the higher cumulative annual distribution-related fee on the Class C shares plus the 1% initial sales charge to exceed the initial sales charge plus cumulative annual distribution-related fee on Class A shares. This does not take into account the time value of money, which further reduces the impact of the higher Class C distribution-related fee on the investment, fluctuations in NAV, the effect of the return on the investment over this period of time or redemptions when the CDSC is applicable.

    Listed below are the names of the Prudential Mutual Funds and the dates of the Prospectuses to which this supplement relates.

Name of Fund                                       Prospectus Date
----------------------------------------------     ----------------------------------------------
Global Utility Fund, Inc.                          December 2, 1997
Nicholas-Applegate Fund, Inc.                      March 4, 1998
Prudential Balanced Fund                           September 29, 1998
Prudential California Municipal Fund
  California Income Series                         October 30, 1997
  California Income Series                         October 30, 1997 (Revised as of June 1, 1998)
  California Series                                October 30, 1997
Prudential Developing Markets Fund
  Prudential Developing Markets Equity Fund        June 26, 1998
  Prudential Latin America Equity Fund             June 26, 1998
Prudential Distressed Securities Fund, Inc.        January 29, 1998
Prudential Diversified Bond Fund, Inc.             March 4, 1998
Prudential Diversified Bond Fund, Inc.             March 4, 1998 (Revised as of June 1, 1998)
Prudential Emerging Growth Fund, Inc.              December 30, 1997
Prudential Emerging Growth Fund, Inc.              December 30, 1997 (Revised as of October 14, 1998)
Prudential Equity Fund, Inc.                       February 27, 1998
Prudential Equity Fund, Inc.                       February 27, 1998 (Revised as of June 1, 1998)
Prudential Equity Income Fund, Inc.                December 30, 1997
Prudential Equity Income Fund, Inc.                December 30, 1997 (Revised as of June 1, 1998)
Prudential Europe Growth Fund, Inc.                July 1, 1998
Prudential Europe Growth Fund, Inc.                July 1, 1998 (Revised as of October 14, 1998)
Prudential Global Genesis Fund, Inc.               July 31, 1998
Prudential Global Limited Maturity Fund, Inc.      December 30, 1997
Prudential Government Income Fund, Inc.            April 30, 1998
Prudential High Yield Fund, Inc.                   March 3, 1998
Prudential High Yield Fund, Inc.                   March 3, 1998 (Revised as of June 1, 1998)
Prudential High Yield Total Return Fund, Inc.      March 16, 1998
Prudential High Yield Total Return Fund, Inc.      March 16, 1998 (Revised as of June 1, 1998)
Prudential Intermediate Global Income Fund,
   Inc.                                            March 4, 1998
Prudential International Bond Fund, Inc.           March 4, 1998
Prudential Mid-Cap Value Fund                      May 7, 1998
Prudential Mortgage Income Fund, Inc.              March 3, 1998
Prudential Municipal Bond Fund                     July 1, 1998
Prudential Municipal Series Fund
  Florida Series                                   October 30, 1997
  Maryland Series                                  October 30, 1997
  Massachusetts Series                             October 30, 1997
  Michigan Series                                  October 30, 1997
  New Jersey Series                                October 30, 1997
  New York Series                                  October 30, 1997
  North Carolina Series                            October 30, 1997
  Ohio Series                                      October 30, 1997
  Pennsylvania Series                              October 30, 1997

Name of Fund                                       Prospectus Date
----------------------------------------------     ----------------------------------------------
Prudential National Municipals Fund, Inc.          March 4, 1998
Prudential Natural Resources Fund, Inc.            July 31, 1998
Prudential Pacific Growth Fund, Inc.               December 31, 1997
Prudential Real Estate Securities Fund             March 20, 1998
Prudential Real Estate Securities Fund             March 20, 1998 (Revised as of June 1, 1998)
Prudential Small-Cap Quantum Fund, Inc.            June 26, 1998
Prudential Small Company Value Fund, Inc.          December 2, 1997
Prudential Small Company Value Fund, Inc.          December 2, 1997 (Revised as of October 14, 1998)
Prudential Structured Maturity Fund, Inc.          March 4, 1998
Prudential Utility Fund, Inc.                      March 3, 1998
Prudential Utility Fund, Inc.                      March 3, 1998 (Revised as of June 1, 1998)
Prudential World Fund, Inc.
  Global Series                                    January 7, 1998
  Global Series                                    January 7, 1998 (Revised as of June 1, 1998)
  International Stock Series                       January 7, 1998
  International Stock Series                       January 7, 1998 (Revised as of June 1, 1998)
Prudential 20/20 Focus Fund                        May 22, 1998
Prudential 20/20 Focus Fund                        May 22, 1998 (Revised as of October 14, 1998)
The Global Total Return Fund, Inc.                 March 4, 1998
The Global Total Return Fund, Inc.                 March 4, 1998 (Revised as of June 1, 1998)
The Prudential Investment Portfolios, Inc.
  Prudential Active Balanced Fund                  August 6, 1998
  Prudential Jennison Growth Fund                  August 6, 1998
  Prudential Jennison Growth & Income Fund         August 6, 1998

MF980C-7